Preferred Stock	12 Months Ended
Dec. 31, 2018
Preferred Stock.
Preferred Stock

9. Preferred Stock

As of December 31, 2018, the Company’s certificate of incorporation, as amended and restated, authorized the Company to issue 125,010,671 shares of $0.001 par value preferred stock. The Company’s preferred stock is classified outside of stockholders’ deficit because the shares contain deemed liquidation rights that are a contingent redemption feature not solely within the control of the Company.

Series A Preferred Stock

As of December 31, 2018, the Company has issued 68,181,819 shares of Series A Preferred Stock as follows:

In December 2015, the Company issued 15,000,000 shares of Series A‑1 Preferred Stock at an issuance price of $1.00 per share for cash proceeds of $15.0 million.

In January 2017, the Company issued 25,000,000 shares of Series A‑2 Preferred Stock at an issuance price of $1.00 per share for cash proceeds of $25.0 million.

In April 2018, the Company issued 28,181,819 shares of Series A‑3 Preferred Stock at an issuance price of $1.10 per share for cash proceeds of approximately $31.0 million.

Series B Preferred Stock

As of December 31, 2018, the Company has issued 56,828,851 shares of Series B Preferred Stock as follows:

In November 2018, the Company issued 15,052,117 and 34,276,734 shares of Series B-1 Preferred Stock and Series B-2 Preferred Stock, respectively, at an issuance price of $1.59 per share for aggregate cash proceeds of approximately $78.4 million.

Concurrent with the issuance of the Series B-1 Preferred Stock and Series B-2 Preferred Stock, in November 2018, the Company issued 7,500,000 shares of Series B-3 Preferred Stock at an issuance price of $2.00 per share for cash proceeds of $15.0 million in connection with the execution of the Collaboration Agreement with Lilly. The Company allocated $13.3 million of the proceeds to Series B-3 Preferred Stock and $1.7 million to deferred revenue. The $1.7 million was determined to be a premium over the fair value of the Series B-3 Preferred Stock and attributed as additional consideration of the Collaboration Agreement (Note 6).

The Company estimated the premium of the Series B-3 Preferred Stock based on a valuation of the Company’s preferred stock prepared by an unrelated third-party valuation firm in accordance with the guidance provided by the American Institute of Certified Public Accountants Practice Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. The $1.7 million premium on the Series B-3 Preferred Stock will be recognized as revenue on a proportional performance basis over the term of the Collaboration Agreement.

The Company’s Preferred Stock has the following rights and preferences, privileges and restrictions:

Dividends

The holders of Preferred Stock are entitled to receive annual noncumulative dividends at an annual rate of 8% in preference to any declaration or payment of any dividend on the common stock, on an as‑converted basis when, as and if declared by the Board of Directors. As of December 31, 2018, no dividends have been declared.

Voting Rights

Each share of Preferred Stock represents such number of votes as is equal to the number of shares of common stock into which such share is convertible. The holders of Preferred Stock vote together with the holders of common stock on an as‑converted basis on all matters in which stockholders are entitled to vote. The holders of Series A Preferred Stock, exclusively and as a separate class, are entitled to elect five directors, the holders of the Series B Preferred Stock, exclusively and as a separate class, are entitled to elect two directors of the Company as of December 31, 2018.

Conversion Rights

The holders of the Preferred Stock are entitled to convert each share into 0.1245 shares of common stock on demand. The Preferred Stock is mandatorily convertible upon the closing of a qualified public offering in which gross proceeds to the Company of not less than $75.0 million or on the date specified by a majority vote of the outstanding shares of Preferred Stock voting on an as‑converted basis.

Liquidation Preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders of the Company’s Series B Preferred Stock are entitled to receive, before any payment of any of the assets of the Company to the holders of the Series A Preferred Stock and holders of common stock, $12.77 per share with respect to shares of Series B-1 Preferred Stock and Series B-2 Preferred Stock and $16.07 per share with respect to shares of Series B-3 Preferred Stock (as adjusted for any stock dividend, stock split, combination or other similar transactions, plus any declared but unpaid dividends). After payment of the above but before any payment of any of the assets of the Company to the holders of common stock, the holders of Series A Preferred Stock are entitled to receive $8.03 per share with respect to shares of Series A-1 Preferred Stock and Series A-2 Preferred Stock and $8.84 per share with respect to shares of Series A-3 Preferred Stock (as adjusted for any stock dividend, stock split, combination or other similar transactions, plus any declared but unpaid dividends).